Defined contribution plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined contribution plan
Employee benefit expenses	¥ 8,247	¥ 13,278	¥ 10,613